Share-based payments - Summary of Fair Value Per Ordinary Share at Each Grant Based Upon Equity Value (Detail) - yr					12 Months Ended
	Dec. 17, 2020	Jul. 13, 2020	Feb. 03, 2020	Jan. 01, 2020	Dec. 31, 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Abstract]
Expected volatility	90.00%	90.00%	80.00%	80.00%	90.00%
Expected life	1.6	1.6	3.0	3.0	1.6
Risk-free interest rate	(0.80%)	(0.80%)	(0.60%)	(0.60%)	(0.80%)
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%